COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		18 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 16, 2022 USD ($) batch	Dec. 31, 2024 USD ($)	Sep. 16, 2022 USD ($)	Jun. 17, 2022 USD ($)	Mar. 18, 2022 USD ($)	Dec. 17, 2021 USD ($)	Sep. 17, 2021 USD ($)	Jun. 18, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Collaboration Interest-bearing Advanced Funding	$ 314,803		$ 314,803
Current borrowings liability	142,873		142,873			$ 0
Janssen
Disclosure Of Detailed Information About Borrowings [Line Items]
Collaboration Interest-bearing Advanced Funding	$ 250,000		250,000		$ 3,600		$ 60,500	$ 60,900	$ 5,300	$ 49,300	$ 53,100	$ 17,300
Interest accrued on funding advances			$ 64,800
Interest rate margin percentage	2.50%		2.50%
Number of batches of funding advances | batch					7
Interest expense on borrowings	$ 4,500	$ 5,100	$ 13,600	$ 15,300